RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 10:-      RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2017	December 31, 2016
	Unaudited

Trade payables (a)	$52	$97

Related parties' expenses:

	Six months ended June 30,
	2017	2016
	Unaudited
Amounts charged to:

Research and development expenses (a)	$243	$72

(a) For the six-month periods ended June 30, 2017 and 2016, the Company incurred expenses for research and development services provided by related parties for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. The Company maintained trade payable balance with such related parties at the end of each such period.